May 7, 1996




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	First Citicorp Life Insurance Company
	First Citicorp Life Variable Annuity Separate Account
	File No. 33-83354



Dear Sirs:

On behalf of First Citicorp Life Insurance Company (the Company) and First Citicorp Life Variable Annuity Separate Account (the Account), we are filing certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of prospectus and Statement of Additional Information (SAI) for certain deferred variable annuity contracts offered by the Company through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not differ from the form of prospectus and SAI contained in Post Effective Amendment No. 5 to the N-4 Registration Statement for the Account (the Amendment). The Amendment was filed electronically with the Securities and Exchange Commission on April 29, 1997 via EDGARLINK.

Sincerely,



Richard M. Zuckerman
Associate General Counsel